CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
REVENUE	$ 0	$ 0	$ 0	$ 0
EXPENSES
Administrative fee - related party	50,001		150,649
General and administrative	3,954,132	10,000	9,811,753	11,854
TOTAL EXPENSES	4,004,133	10,000	9,962,402	11,854
OTHER INCOME (EXPENSES)
Investment income from Trust Account	65,883		242,069
Interest expense	(1,538)		(2,981)
Change in fair value of derivative warrant liabilities	15,086,661		42,471,781
TOTAL OTHER INCOME (EXPENSES) - NET	15,151,006		42,710,869
Net income (loss)	$ 11,146,873	$ (10,000)	$ 32,748,467	$ (11,854)
Class A Ordinary Shares
OTHER INCOME (EXPENSES)
Weighted average shares outstanding, basic	81,681,000		81,681,000
Weighted average shares outstanding, diluted	81,681,000		81,681,000
Basic net income (loss) per common share	$ 0.11		$ 0.32
Diluted net income (loss) per common share	$ 0.11		$ 0.32
Class B Ordinary Shares
OTHER INCOME (EXPENSES)
Weighted average shares outstanding, basic	20,420,250	18,750,000	20,420,250	18,750,000
Weighted average shares outstanding, diluted	20,420,250	18,750,000	20,420,250	18,750,000
Basic net income (loss) per common share	$ 0.11	$ 0.00	$ 0.32	$ 0.00
Diluted net income (loss) per common share	$ 0.11	$ 0.00	$ 0.32	$ 0.00